Provisions and other current liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
22. Provisions and other current liabilities
(USD millions)	2022	2021

Taxes other than income taxes	836	619

Restructuring provisions	1 131	345

Accrued expenses for goods and services received but not invoiced	1 059	1 089

Accruals for royalties	767	752

Accrued interests on financial debt	116	127

Provisions for deductions from revenue	6 732	6 481

Accruals for compensation and benefits, including social security	2 321	2 260

Environmental remediation provisions	53	49

Deferred income	123	123

Provisions for product liabilities, governmental investigations and other legal matters [1]	548	56

Accrued share-based payments	235	253

Contingent consideration [2]	131	119

Commitment for repurchase of own shares [3]		2 809

Other payables	743	588

Total provisions and other current liabilities	14 795	15 670

[1] Note 20 provides additional disclosures related to legal provisions.
[2] Note 29 provides additional disclosures related to contingent consideration.
[3] Note 18.3 provides additional disclosures related to commitment for repurchase of own shares.

Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
(USD millions)	2022	2021	2020

January 1	6 481	6 256	5 595

Effect of currency translation, business combinations	-210	-218	234

Payments/utilizations	-22 261	-19 838	-19 294

Adjustments of prior years charged to income statement	-322	-245	-151

Current year income statement charge	23 072	20 413	19 773

Change in provisions offset against gross trade receivables	-28	113	99

December 31	6 732	6 481	6 256

The provisions for deductions from revenue include specific healthcare plans and program rebates as well as non-healthcare plans and program-related rebates, returns and other deductions. The provisions for deductions from revenue are adjusted to reflect experience and to reflect actual amounts as rebates, refunds, discounts and returns are processed. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these deductions from revenue.
Restructuring provisions movements
(USD millions)	2022	2021	2020

January 1	345	459	438

Additions	1 368	328	354

Cash payments	-468	-344	-268

Releases	-42	-54	-87

Transfers	-53	-27

Currency translation effects	-19	-17	22

December 31	1 131	345	459

In 2022, additions to provisions of USD 1.4 billion were mainly related to the following reorganizations:
• Initiative announced in April 2022 to implement a new streamlined organizational model designed to support innovation, growth and productivity.
• The continuation of the Innovative Medicines Division and the Operation unit (formerly Novartis Technical Operations and the Customer & Technology Solutions) 2021 restructuring initiatives.
In 2021, additions to provisions of USD 328 million were mainly related to the following reorganizations:
• The Innovative Medicines Division commenced a plan to restructure its field force and supporting functions in response to changes in its go-to-market structure with increased utilization of digital technology.
• Group-wide initiatives to streamline manufacturing platforms and manufacturing functions and implement new technologies continued. In addition, the Operations unit (formerly Customer & Technology Solutions) continued the phased implementation of the new operating model to transition activities to service centers.
In 2020, additions to provisions of USD 354 million were mainly related to the following reorganizations:
• The Innovative Medicines Division restructured its field force and supporting functions in Region Europe.
• The Sandoz Division initiatives to realign its organizational structures to improve competitiveness that commenced in 2019 continued.
• Group-wide initiatives to streamline manufacturing platforms and manufacturing functions through the setup of operations centers and implementation of new technologies, in the Innovative Medicines Division and the Sandoz Division, continued. In addition, the Operations unit (formerly Customer & Technology Solutions) continued the phased implementation of the new operating model to change outsourcing structures and transition activities to service centers.